Lease Liabilities	12 Months Ended
Jun. 30, 2020
Lease Liabilities.
Lease Liabilities

18Lease liabilities

		2020	2019*
for the year ended 30 June	Note	Rm	Rm

Total long-term lease liabilities**		17 719	7 770
Short-term portion		(1 894)	(325)
		15 825	7 445

Reconciliation
Balance at beginning of year		7 770	7 624
Adjustment on initial application of IFRS 16		9 337	—

Restated balance at beginning of year		17 107	7 624
Finance leases acquired		3 286	118
Payments made on lease liabilities		(2 061)	(345)
Transfer to liabilities held for sale		(2 214)	—
Termination of lease liability		(410)	—
Interest accrued	8	332	108
Translation effect of foreign currency leases		93	212
Translation of foreign operations		1 586	53

Balance at end of year		17 719	7 770

Business segmentation
• Mining		11	—
• Exploration and Production International		944	—
• Energy		2 329	3 808
• Base Chemicals		5 308	2 888
• Performance Chemicals		5 543	1 071
• Group Functions		3 584	3

Total operations		17 719	7 770

*2019 includes finance leases under IAS 17.

**Not included in the above is an amount of R757 million relating to short-term lease expenses for the year.

Terms of repayment	Security	Business	Currency	Interest rate at 30 June 2020	2020 Rm	2019 Rm
Lease liabilities*
Repayable in monthly instalments over 15 to 30 years ending December 2050	Secured by buildings with a carrying value R1 676 million (2019 — R1 461 million)	Energy	Rand	Fixed 6,25% to 16,58% and variable 8% to 9,5%	1 947	1 643
Repayable in monthly instalments over 20 years ending September 2036	Not secured	Various	Rand	Fixed 10,94%	3 583	—
Repayable in monthly instalments over 1 to 47 years ending October 2067	Secured by land, plant and equipment with a carrying value R3 632 million (2019 — R5 908 million)	Energy, Exploration and Production International, Base and Performance Chemicals	Various	Fixed 1% to 15,35% and variable 10,62%	10 411	6 030
Other lease liabilities	Underlying assets	Various	Various	Various	1 778	97
					17 719	7 770

*The Group’s lease liabilities relate to corporate office buildings in Sandton and Houston, rail yard, rail cars, retails convenience centres and storage facilities.

Operating leases — Minimum future lease payments for 2019

In 2019, the group leases buildings under long-term non-cancellable operating lease agreements and also rents offices and other equipment under operating leases that are cancellable at various short-term notice periods by either party.

2019
for the year ended 30 June	Rm
Property, plant and equipment
Within one year	2 276
One to five years	6 089
More than five years	15 716
Total minimum future lease payments	24 081

Included in operating leases is the following:

•The lease for the Sasol Corporate office building. The lease term is 20 years with an option to extend for a further five years. This is a significant lease for the group.

•The rental of a rail cars for our North American Operations. The lease period varies from 12 to 18 years with an option to extend for a further six years.

Areas of judgement:

Various factors are considered in assessing whether an arrangement contains a lease including whether a service contract includes the implicit right to substantially all of the economic benefits from assets used in providing the service and whether the group directs how and for what purpose such assets are used. In performing this assessment, the group considers decision-making rights that will most affect the economic benefits that will be derived from the use of the asset such as changing the type, timing, or quantity of output that is produced by the asset.

Incorporating optional lease periods where there is reasonable certainty that the option will be extended is subject to judgement and has an impact on the measurement of the lease liability and related right of use asset. Management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option, including consideration of the significance of the underlying asset to the operations and the expected remaining useful life of the operation where the leased asset is used.

The incremental borrowing rate that the group applies is the rate that the group would have to pay to borrow the funds necessary to obtain an asset of similar value to the right of use asset in a similar economic environment with similar terms, security and conditions. The estimation of the incremental borrowing rate is determined for each lease contract using the risk-free rate over a term matching that of the lease, adjusted for other factors such as the credit rating of the lessee, a country risk premium and the borrowing currency. A higher incremental borrowing rate would lead to the recognition of a lower lease liability and corresponding right of use asset.

18Lease liabilities continued

Accounting policies:

IFRS 16 applicable in 2020:

At contract inception all arrangements are assessed to determine whether it is, or contains, a lease. At the commencement date of the lease, the group recognises lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include:

•fixed payments (including in-substance fixed payments) less any lease incentives receivable;

•variable lease payments that depend on an index or a rate;

•amounts expected to be paid under residual value guarantees;

•the exercise price of a purchase option reasonably certain to be exercised;

•payments of penalties for terminating the lease, if the lease term reflects the group exercising the option to terminate; and

•lease payments to be made under reasonably certain extension options.

Variable lease payments that do not depend on an index or a rate are recognised as expenses (unless they are capitalised as part of the cost of inventories or assets under construction) in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is generally not readily determinable. The incremental borrowing rate is the rate that the group would have to pay to borrow the funds necessary to obtain an asset of similar value to the right of use asset in a similar economic environment with similar terms, security and conditions.

After the commencement date, finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

The carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.

The group applies the recognition exemptions to short-term leases (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option) and leases of assets that are considered to be low value. Lease payments on short-term leases and leases of low-value assets are recognised as expenses over the lease term.

IAS 17 applicable in 2019 and before:

Arrangements that are, or contain, leases are classified as either finance or operating leases. Finance leases, which transfer substantially all of the risks and benefits incidental to ownership of the leased item to the Group, are capitalised at the commencement of the lease at the fair value of the leased property or, if lower, at the present value of the minimum lease payments. Lease payments are apportioned between finance charges and reduction of the lease liability to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are recognised in finance costs in the statement of profit or loss and other comprehensive income.

Operating lease payments are recognised in the income statement on a straight-line basis over the lease term.